Issued share capital, share premium account and share options - Range of exercise price (Details) Options in Millions	12 Months Ended
	Mar. 31, 2018 EUR (€) Y Options	Mar. 31, 2017 EUR (€) Options	Mar. 31, 2016 EUR (€) Options	Mar. 31, 2015 EUR (€) Options
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of outstanding share options | Options	20.1	20.1	17.3	18.0
Weighted-average exercise price	€ 7.70	€ 7.70	€ 6.97	€ 6.86
Share based payments	€ 6,400,000	€ 5,700,000	€ 5,900,000
Exercise price range 6.25 - 7.99
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of outstanding share options | Options	12.1
Weighted-average remaining contractual life | Y	4.1
Weighted-average exercise price	€ 6.39
Exercise price range 6.25 - 7.99 | Minimum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price	6.25
Exercise price range 6.25 - 7.99 | Maximum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price	€ 7.99
Exercise price range 8.00 - 12.00
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of outstanding share options | Options	8.0
Weighted-average remaining contractual life | Y	4.3
Weighted-average exercise price	€ 9.69
Exercise price range 8.00 - 12.00 | Minimum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price	8.00
Exercise price range 8.00 - 12.00 | Maximum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price	€ 12.00